Business Combination Disclosure (Details) - Schedule of Goodwill Calculation of Acquisition - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of Goodwill Calculation of Acquisition [Abstract]
Cash and cash equivalents	$ 1,254,598	$ 1,707,801	$ 1,309,429	$ 1,114,131
Trade receivables			33,175,606
Inventories			1,202,674
Receivables			2,800,611
Deposits			1,503,279
Advances and related party dues			9,503,902
Work in Progress	1,867,509	1,667,509	57,433,535	1,391,740
Property, plant, and equipment			1,365,585
Leasehold Improvements & Buildings			17,390,067
Furniture & Fixtures	77,202	118,193	156,370	232,407
Capital WIP			1,884,569
Right of use Assets	11,906,654	11,906,654	11,906,654	12,394,451
Trade and other payables			(62,347,884)
Borrowings			(28,028,680)
Total identifiable net assets			49,255,717
Goodwill	$ 56,387,027	$ 56,387,027	$ 56,387,027	$ 56,387,027